VIA EDGAR

September 9, 2009

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Mail Stop 3561

Washington, D.C. 20549

Attn:

Ms. Susann Reilly

Mr. Jim Lopez

Re:

Oxford Technologies, Inc.

10-K for Fiscal Year Ended December 31, 2008 and

Filed April 23, 2009

10-Q for the Period Ended March 31, 2009 and

Filed May 20, 2009

File No.:  0-49854

Dear Ms. Reilly and Mr. Lopez:

This letter is in response to your comment letter dated July 1, 2009, on the above-referenced filings (“Comment Letter”).  We appreciate your kind consideration in allowing us additional time to respond to your letter.  For your convenience, we have restated each comment below and set forth our response immediately thereafter. A marked copy of each 10- K and 10-Q Amendments is also attached for your convenience.

General

1.

Please note that the FASB Accounting Standard Codification (“FASB ASC”) became effective on July 1, 2009. As a result, all non-SEC accounting and financial reporting standards have been superseded. In future filings, please revise any references to accounting standards accordingly.

Response: In future filings, we will revise any references to accounting standards accordingly.

Form 10-K for the fiscal year ended December 31, 2008

Cover page

2.

Please advise us why you have not checked the box on the cover page of the Form 10-K to indicate disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained in the 10-K.

Response: We have filed an amendment to the Form 10-K for the year ended December 31, 2008, in which the cover page is revised to indicate disclosure of delinquent filers.

Item 7.   Management’s Discussion and Analysis or Plan of Operation, page 18

3.

To enhance the reader’s understanding, please revise your Revenue discussion in MD&A, Results of Operations to quantitatively and qualitatively address the reasons for changes. Your discussion should identify each material type of revenue transaction and the causal factors for increases or decreases.

Response: As requested, we have revised our Revenue discussion in MD&A, Results of Operations to quantitatively and qualitatively address the reasons for changes in both of the Form 10-K for the year ended December 31, 2008 and Form 10-Q for the quarter ended March 31, 2009.

Liquidity and Capital Resources, page 24

4.

We note the inter-company loan balance of $620,000 and $557,000 that is shown in your December 31, 2008 and March 31, 2009 contractual obligations table, respectively. Please tell us if this loan is eliminated in consolidation or if it is shown in your December31, 2008 and March 31, 2009 Consolidated Balance Sheets. If it is shown on your balance sheet, please tell us what balance sheet line item it is included in and revise your footnotes to include disclosure of your accounting policy for this inter-company loan.

Response: We have revised our footnotes in both the 10K and the 10Q to include the explanation of the inter-company loan balance. The inter-company loans are not eliminated on consolidation as the loans are between the parent company and another related company which do not get consolidated with Oxford Technologies Inc.

Item 9A.  Control and Procedures, page 30

(a) Evaluation of Disclosure Controls and Procedures, page 30

5.

We note your December 31, 2007 Form 10-K was not filed until April 16, 2008 and your December 31, 2008 Form 10-K was not filed until April 23, 2009.  Please consider whether the Company’s failure to file its Exchange Act reports within the time periods specified in the Commission’s rules and forms impacts its conclusions regarding the effectiveness of your disclosure controls and procedures as of the end of the fiscal quarter covered by the December 31, 2008 and March 31, 2009 reports, respectively, and revise your disclosure as appropriate.  Refer to Exchange Act Rule 12b-25(b)(2)(ii) and the definition of disclosure controls and procedures in Exchange Act Rules 13a-15(e) and 15d-15(e).  In your response to us, please tell us the factors you considered and highlight for us those factors that support your conclusion that your disclosure controls and procedures were effective or revise your effectiveness conclusion.

Response:   We have revised our disclosure on Evaluation of Disclosure Controls and Procedures for the December 31, 2008 Form 10-K and for the 10-Qs for the quarters ended March 31, 2009 and June 30, 2009.  The revised disclosure is below:

“Based on an evaluation of the Company’s disclosure controls and procedures performed by the Company’s Principal Executive Officer and Principal Financial Officer as of the end of the period covered by this report, the Company’s Principal Executive Officer and Principal Financial Officer concluded that the Company’s disclosure controls and procedures were ineffective because the Company did not timely file its Annual Report on Form 10-K for the fiscal years ended December 31, 2008 and 2007.

As used herein, “disclosure controls and procedures” means controls and other procedures of the Company that are designed to ensure that information required to be disclosed by the Company in the reports that it files or submits under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), is recorded, processed, summarized and reported within the time periods specified in the rules and forms issued by the SEC.  Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by the Company in the reports that it files or submits under the Exchange Act is accumulated and communicated to the Company’s management, including its principal executive officer or officers and its principal financial officer or officers, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

Management, including our Principal Executive Officer and Principal Financial Officer, concluded that the delay necessitated a conclusion that the Company’s disclosure controls and procedures were ineffective as of December 31, 2008.  The management has concluded that the delay was largely the result of (i) the later start of our audit process, and (ii) inadequate coordination between our operating subsidiary’s statutory auditors in the UK and our U.S. public accountants.

Remediation of material weaknesses in disclosure controls and procedures

We have commenced efforts to address the material weaknesses in our disclosure controls and procedures through the following actions:

•

Start our annual audit and quarterly review earlier; and

•

Perform additional procedures to ensure a better coordination between our UK auditors and our US public accountants.

We will continue to consider methods to improve the quality and timeliness of reporting and will continue to evaluate and address any issues it identifies relating to the processes and resources necessary for effective disclosure controls and procedures.”

6.

Based on your disclosure, it appears to us that you only concluded that your disclosure controls and procedures were effective to ensure that material information relating to the Company and its consolidated subsidiary would be made known to them by others within those entities.  Please revise to disclose the conclusions of your principal executive officer and principal financial officer, regarding the effectiveness of your disclosure controls and procedures (as defined in Rule 13a-15(e) or Rule 15d-15(e) under the Exchange Act) as of the end of the period covered by the report, based on the evaluation of your disclosure controls and procedures required by paragraph (b) of Rule 13a-15 or Rule 15d-15 under the Exchange Act.  Refer to Item 307 of Regulation S-K.

Response: We have revised our disclosure. Please see the revised disclosure above in our response to Comment No. 5.

7.

We note your statement that management does not expect that the Company’s disclosure controls and procedures will prevent all error and all fraud.  We further note your statements that a control system no matter how well conceived and operated, can provide only reasonable, not absolute, assurance and that no evaluation of controls can provide absolute assurance.  Please revise to state clearly, if true, that your disclosure controls   and procedures are designed to provide reasonable assurance of achieving their objectives and that your principal executive officer and principal financial officer concluded that your disclosure controls and procedures are effective at that reasonable assurance level.  Alternatively, remove the reference to the level of assurance related to your disclosure controls and procedures.  Please refer to Section II.F.4 of SEC Release No. 33-8238 for additional guidance.

Response: We have removed the reference to the level of assurance related to our disclosure controls and procedures.

(b)  Management’s Report on Internal Control Over Financial Reporting, page 30

8.

We note your Management’s Report on Internal Control Over Financial Reporting disclosure and have the following comments:

a)

Please tell us if your use of the Company’s management also includes your principal executive officer and principal financial officer, and if so, revise your disclosure to clarify.  Refer to Exchange Act Rule 13a-15(c) and 13a-15(f).

Response: We have revised our disclosure to clarify that the Company’s management also includes your principal executive officer and principal financial officer.  Please see the revised report below.

b)

Please revise to include a statement identifying the framework used by management to evaluate the effectiveness of your internal control over financial reporting, as required by Exchange Act Rule 13a-15(c).

Response: We have revised our Management Report to include a statement identifying the framework used by management to evaluate the effectiveness of our internal control over financial reporting.  Please see the revised report below.

c)

Please revise to include the statement required by Item 308T(a)(4) of Regulation S-K.

Response: We have revised our Management Report to include the statement required by Item 308T(a)(4) of Regulation S-K.  Please see the revised report below:

“The Company’s management, including its Principal Executive Officer and its Principal Financial Officer, is responsible for establishing and maintaining adequate internal control over financial reporting.  Our internal control over financial reporting is a process to provide reasonable assurance regarding the reliability of financial reporting and the preparation of our financial statements for external reporting purposes in accordance with the United States generally accepted accounting principles.

We assessed the effectiveness of the Company's internal control over financial reporting as of December 31, 2008 based on the framework in “Internal Control Over Financial Reporting – Guidance for Smaller Public Companies” issued by the Committee of Sponsoring Organizations of the Treadway Commission. Based on that assessment, we determined that, as of December 31, 2008, the Company's internal control over financial reporting is effective, based on those criteria.

This annual report does not include an attestation report of the Company's registered public accounting firm regarding internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to temporary rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this annual report.”

Notes to Consolidated Financial Statements, page F-6

9.

We note on page F-10 that the borrowings under your invoice discounting facility and overdraft facility are charge an interest rate of 2% above the Bank of England base rate. We further note that you do not disclosure the interest rate on your related party note payable.  Please revise your footnotes and liquidity and capital resources disclosure on page 24 to disclose the interest rates for each material debt obligation or credit facility, as applicable.

Response: We have revised our footnotes and liquidity and capital resources disclosure in both the 10K and the 10Q to disclose the interest rates for each material debt obligation.

10.

We note the $2.168 million, $3.844 million, and $1.595 million balance in checks in excess of cash in bank at December 31, 2008, December 31, 2007, and March 31, 2009, respectively.  Please tell us natures of this account, the individual components of the balance at each balance sheet date, and explain to us why you have classified it as a current liability.  Please also revise to include a footnote describing the nature of and your accounting policies for the material components of this balance.

Response: We have revised the 10K and 10Q to include a breakdown of the components of checks in excess of cash in bank. The liabilities included within this account are all repayable on demand hence the reason for classifying the account as a current liability.

1. Summary of Significant Accounting Policies, page F-6

Warranty, page F-7

11.

We note your disclosure that all products manufactured are warranted to be of satisfactory quality, comply with specification and free from defects in components and workmanship, and that the cost of repairs are expenses at the time incurred.  Please tell us how this accounting policy complies with U.S. generally accepted accounting principles (“U.S. GAAP”) and how you considered FASB ASC 450 and FASB ASC 460. In this regard, tell us whether you can estimate the costs of serving the warranties and the time of sale and the reasons you do not record warrant expense at the time of sale. Please also revise your footnote to include the disclosures required by FASB ASC 450 and FASB ASC 460, to the extent material.

Response:  All products manufactured are warranted to be of satisfactory quality, comply with specification and free from defects in components (subject to the Company being able to prove they comply with specification) and workmanship. The products are warranted for a period of 12 months from the date of delivery. In the event that product fails to comply with this warranty, within 5 days of receipt the customer can return the product for replacement or beyond this period return the product for repair. For items repaired, the cost of the repair is expensed at the time it is incurred. Axiom Manufacturing Services does not estimate how much will be warranted as the amount in the past has not been material. We have accordingly revised the footnotes.

4.  Invoice Discounting, page F-10

12.

We note your disclosure here that the maximum level of funding under your invoice discounting facility is $5.1 million, but on page 24 you state that maximum advance limit is $3.8 million.  Please clarify the maximum advance limit under your invoice discounting facility, and describe in the footnotes how this amount is determined.

Response: The maximum advance limit is £2,600,000. The 10-K and 10-Q have been revised to include the correct dollar translated amounts.

13.

We note your invoice discounting facility (i.e. full factoring facility) provided through the invoice finance arm of HSBC Bank, and your statement on page F-8 that management believe their treatment complies with guidance provided by FASB ASC 860.  Please advise us of the following with respect to the facility:

Response: The invoice discounting facility is not a full factoring facility, it is a confidential invoice discounting facility. We retain the administration of the sales ledger.

a)

Tell us if your factoring arrangements meet the sale criteria in FASB ASC 860-10-40-5, or if you account for the transfers of receivables as a secured borrowing with pledge of collateral pursuant to FASB ASC 860-20 and FASB ASC 860-30.

Response: Axiom Manufacturing Services accounts for this as a transfer of receivables as a secured borrowing with pledge of collateral.

b)

Based on your response to the comment directly above, provided us with an explanation to support how your accounting policy for the factoring arrangements complies with FASB ASC 860.

Response:  Management believes that this treatment complies with guidance provided in FASB ASC 860-30-25-3.

c)

Tell us the extent of your recourse obligations under this arrangement, if any.

Response: As we retain all the administration of the sales ledger we control any bad debts ourselves therefore all recourse obligations lies with us.

                  d)     Disclosure the amount of borrowings, repayments upon invoice settlement, factoring expense for bank charges incurred, and interest expense incurred under this facility, for the fiscal years ended December 31, 2008 and 2007, and the three months ended March 31, 2009.

Response: We have revised the 10K and the 10Q to include the above amounts.

e)      We note your statement that the amount borrowed under this facility is shown in Other Receivables.  Tell us the amount recorded in Other Receivables, as of the periods ended December 31, 2008 and 2007, and March 31, 2009, what balance sheet line item the Other Receivables are included in, and why you have classified borrowings as an asset.

Response: We have revised the statement noted above as the amount borrowed is actually shown in Checks in Excess of Cash in Bank.

f)     Tell us where you have classified the borrowings and repayments under this facility within your Consolidated Statement of Cash Flows for the fiscal years ended December 31, 2008 and 2007, and the three months ended March 31, 2009.

Response:  Within the Consolidated Cash flow the amount has been classified under Changes in Checks in Excess Bank Balance which is reported under Cash provided by Financing Activities.

Notes Payable, page F-10

14.

Please tell us the amounts borrowed and repaid under your Overdraft facility for the fiscal years ended December 31, 2008 and 2007, and the three months ended March 31, 2009, if any, and where you have recorded these amounts within your Consolidated Statement of Cash Flows for each respective period ended, if applicable.  Please also disclose the amount outstanding under your Overdraft facility as of December 31, 2008 and 2007, and March 31, 2009, if any, and where you have recorded these amounts within your Consolidated Balance Sheet as of each respective period end, if applicable.

Response: The overdraft facility was not used during any of the periods mentioned.

9.  Deferred Income, page F-12

15.

 We note your disclosure that the Company amortized the remaining $1.185 million balance on the grant aid in the fiscal year 2008 because the Company transferred ownership of the land and buildings at Technology Park to Axiom MS Limited in January 2009.  We further note your disclosure on page 24 that you have treated the grant aid as deferred income and recognized a monthly amortization, based upon a formula, to reduce expenses.  Please advise us of the following with respect to your gran t aid received from the Welsh Assembly Government:

a)

Tell us your basis for your monthly amortization to recognize the grant aid over several periods, and provide us with the specific formula that the amortization is based upon;

Response:  At the time of Axiom Manufacturing Services Limited taking ownership of the building in 2001, the building was said to have an estimated useful economic life of 36 years. This was the depreciation policy adopted. The grant was amortized using the same time frame i.e. Straight line over 36 years.

b)

Tell us the specific U.S. GAAP literature that you relied upon in accounting for the grant aid;

Response:  Management relied on FASB 1126 (8) to account for the original amounts of grant aid.

c)

Tell us specifically why the fiscal year 2009 land and building ownership transfer resulted in full amortization of the remaining $1.185 million balance on the grant aid in the fiscal year 2008;

Response:  The grant was to be amortized over the life of the building to off-set any expenses incurred. Since the building is to be transferred all building expenditure will also be transferred to Axiom MS Limited. The balance of the unamortized grant was fully charged to the profit and loss account because there would be no future building expenditure to offset against this.

d)    Confirm to us that land and building ownership transfer does not require any of the grant to be repaid to the Welsh Assembly Government under any of the circumstances you have listed on page 23, and specifically tell us how this does not violate the 5th circumstance you have listed.

Response:  On page 22 of the 10K under Rental Income and Economic Development Grant part ii, it highlights the section within the grant agreement that after 5 years from when the grant was received there are no conditions whereby the grant needs to be repaid. The grant was received in 2001 meaning the 5 year timeframe has now passed.

Management Certifications – Exhibit 31

16.

Please revise the Section 302 Certifications filed with your December 31, 2008 Form 10-K and March 31, 2009 Form 10-Q to add internal controls over financial reporting to the introductory language of paragraph 4, and add paragraph 4(b) in its entirely as required by Exhibit 601(b)(31) of Regulation S-K.

Response:  We have revised the Section 302 Certifications filed with our December 31, 2008 Form 10-K and March 31, 2009 Form 10-Q to add internal controls over financial reporting to the introductory language of paragraph 4, and added paragraph 4(b) in its entirety.

Exhibits

17.

Please file or incorporate by reference your material agreements.  For example, we note the invoice discounting facility identified in MD&A.

Response: As requested, we have filed the Invoice Finance Letter agreement and Agreement for the Purchase of Debt as Exhibit 10.1 and Exhibit 10.2 to the December 31, 2008 Form 10-K.

18.

 Please revise to include complete certifications as required by Item 601(b)(31) of Regulation S-K.  We note that you do not include in the introductory language of paragraph 4 of the Section 302 certification that the officer is responsible for establishing and maintaining internal control over financial reporting (as defined in Exchange Act Rules 13a-15(f) and 15d-15(f); and you do not include paragraph 4(b) referring to internal control over financial reporting.  Also, revise the Form 10-Q for the period ended March 31, 2009 by completing the Section 302 certification in the same way.

Response:  As requested, we have revised our certifications to present these certifications in the exact form set forth in Item 601(b)(31) of Regulation S-K.

***

In connection with the Company’s response to the Staff’s comments, the Company acknowledges that:

•

The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

•

Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•

The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws of the United States.

If you have questions with regard to these responses, or if you require additional information, please contact me at (212) 809-1200.  You may also reach me via facsimile at (212) 809-1289.

Very truly yours,

/s/ Jacinta Sit

Jacinta Sit

President

Cc:    William Hu, Esq.